Investment Strategy	Dec. 22, 2025
T. Rowe Price Active Core International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses an integrated investing style that combines quantitative models and fundamental analysis from the adviser’s research platform. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Investments are selected based on an analysis of multiple factors, such as, company valuation, profitability, financial stability, earnings quality, management’s capital allocation decisions, and indicators of near-term appreciation potential. The majority of the fund’s investments will consist of securities that are constituents of the MSCI EAFE Index (Index), but the fund may also include investments that are not Index constituents or may exclude certain Index constituents. The Index is a broadly diversified stock index designed to represent the performance of large- and mid-cap securities across developed markets, including countries in Europe, Australasia and the Far East, and excluding the U.S. and Canada. The fund uses quantitative models and algorithms (an optimizer) to maintain a portfolio with geographic, sector, industry, volatility, and certain other characteristics similar to the Index. The fund will modestly overweight or underweight securities relative to the Index based on the integrated investing approach. The fund targets a tracking error relative to the Index that is higher than most passively managed strategies and lower than most actively managed strategies. The fund seeks to provide excess returns relative to the Index.

Under normal conditions, the fund primarily invests in stocks outside the U.S. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. The fund may purchase the stocks of companies of any size, but typically focuses on large-cap and mid-cap companies.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as technology.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock.
T. Rowe Price Emerging Markets Equity Research ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock, of issuers in emerging markets. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security and whether the country is considered an emerging market. The fund considers frontier markets to be a subset of emerging markets, and any investments in frontier markets are counted toward the fund’s 80% investment policy. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund expects to primarily invest in common stocks and depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located (or with primary operations) in emerging markets (which may include frontier markets) in Asia, Latin America, Europe, Africa, and the Middle East. The countries in which the fund normally invests include, but are not limited to, the following:

●	Asia: China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

●	Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

●	Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Slovakia, Slovenia, Türkiye, and Ukraine.

●	Africa and the Middle East: Bahrain, Botswana, Egypt, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The fund may, at times, invest significantly in Asia and specifically, China.

The adviser’s decision-making process focuses on bottom-up stock selection with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries. The fund diversifies broadly across a variety of industries. The fund may purchase the stocks of companies of any size. While country allocation is driven largely by stock selection, the adviser may limit investments in markets or industries that appear to have poor overall prospects.

The adviser attempts to create a portfolio with similar characteristics to the MSCI Emerging Markets Index (Index) with the potential to provide excess returns relative to the Index. The Index gives a representation of equity stocks across emerging market countries globally. The Index also covers large- and mid-cap equity stocks across all sectors and style segments. The fund uses a disciplined portfolio construction process whereby it weights each country/region, sector, and industry similarly to the Index. Within each country/region, sector, and industry, the weighting of individual fund holdings can vary significantly from their weighting within the Index. The fund attempts to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively.

A portfolio oversight team, made up of the portfolio managers, is responsible for the overall structure of the fund and for developing rules for portfolio construction and seeks to take advantage of T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as financials and information technology.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stock, of issuers in emerging markets.
T. Rowe Price Intermediate Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests 80% of its net assets, plus any borrowings for investment purposes, in investment-grade municipal securities or derivatives that are linked to or provides investment exposure to the municipal market. Investment grade means securities that are rated in one of the four highest rating categories assigned by a credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Under normal conditions, the fund’s weighted average effective maturity will be four to twelve years. There are no maturity limitations on individual securities.

Under normal circumstances, the fund invests 80% of its assets in tax-exempt securities. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax. The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states under some circumstances. The fund may invest in below investment-grade instruments, such holdings are commonly referred to as “junk.”

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

Strategy Portfolio Concentration [Text]	The fund normally invests 80% of its net assets, plus any borrowings for investment purposes, in investment-grade municipal securities or derivatives that are linked to or provides investment exposure to the municipal market.
T. Rowe Price International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The fund normally invests at least 65% of its net assets (including any borrowings for investment purposes) in non-U.S. stocks. The fund primarily invests in developed markets. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects. The fund may at times have significant investments in Japan and developed European countries.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

The fund may purchase the stocks of companies of any size, but typically focuses on large-cap companies. The adviser generally selects securities for the fund that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and relative valuation. As a result, the fund will be exposed at times to both growth- and value-oriented stocks.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.